Derivative Financial Instruments and Fair Value Measurements - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Details) - Convertible Debt [Member]	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Volatility [Member]
Debt instrument, measurement input, percentages	264	355
Expected Remaining Term [Member] | Minimum [Member]
Debt instrument, measurement input, term	4 days	1 month 9 days
Expected Remaining Term [Member] | Maximum [Member]
Debt instrument, measurement input, term	8 months 12 days	10 months 25 days
Risk Free Interest Rate [Member] | Minimum [Member]
Debt instrument, measurement input, percentages	0.13	1.92
Risk Free Interest Rate [Member] | Maximum [Member]
Debt instrument, measurement input, percentages	0.18	2.15
Expected Dividend Yield [Member]
Debt instrument, measurement input, percentages	0.00	0.00
Initial Valuations [Member] | Volatility [Member] | Minimum [Member]
Debt instrument, measurement input, percentages	227
Initial Valuations [Member] | Volatility [Member] | Maximum [Member]
Debt instrument, measurement input, percentages	279
Initial Valuations [Member] | Expected Remaining Term [Member]
Debt instrument, measurement input, term	1 year
Initial Valuations [Member] | Risk Free Interest Rate [Member] | Minimum [Member]
Debt instrument, measurement input, percentages	1.53
Initial Valuations [Member] | Risk Free Interest Rate [Member] | Maximum [Member]
Debt instrument, measurement input, percentages	1.59
Initial Valuations [Member] | Expected Dividend Yield [Member]
Debt instrument, measurement input, percentages	0.00